OIL AND GAS PROPERTIES (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Oct. 10, 2022	Oct. 06, 2022
Related Party Transaction [Line Items]
Received proceeds from oil and gas		$ 999,999	$ 906,274
Depletion of oil and gas properties		5,868,205	6,029,132
Unevaluated wells	$ 5,968,151
Impairment of unevaluated wells		(5,014,930)	$ (931,785)	$ 100,014
Oil and Gas [Member] | Settlement Agreement [Member]
Related Party Transaction [Line Items]
Percentage of working capital					50.00%
Oil and gas properties settlement expenses					$ 2,071,917
Fund received limited partnership interests		3,244,653
Two Related Parties [Member] | Oil and Gas [Member]
Related Party Transaction [Line Items]
Percentage of working capital						10.00%
Related Party [Member]
Related Party Transaction [Line Items]
Received proceeds from oil and gas		$ 999,999